Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details)	6 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
Cost [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	RM 381,278		RM 283,728
Additions	62,608		97,550
Ending balance	443,886	$ 105,044
Ending balance (in Dollars)	443,886
Cost [Member] | Computer and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	180,787		157,787
Additions	62,608		23,000
Ending balance	243,395	57,599
Ending balance (in Dollars)	243,395
Cost [Member] | Furniture and fittings [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	9,631		9,631
Additions
Ending balance	9,631	2,279
Ending balance (in Dollars)	9,631
Cost [Member] | Fire system [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	29,310		29,310
Additions
Ending balance	29,310	6,936
Ending balance (in Dollars)	29,310
Cost [Member] | Motor vehicle [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	87,000		87,000
Additions
Ending balance	87,000	20,588
Ending balance (in Dollars)	87,000
Cost [Member] | Renovation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	74,550
Additions			74,550
Ending balance	74,550	17,642
Ending balance (in Dollars)	74,550
Accumulated depreciation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	155,962		66,845
Charge for the year	44,630		89,117
Ending balance	200,592	47,469
Ending balance (in Dollars)	200,592
Accumulated depreciation [Member] | Computer and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	98,245		46,727
Charge for the year	24,776		51,518
Ending balance	123,021	29,113
Ending balance (in Dollars)	123,021
Accumulated depreciation [Member] | Furniture and fittings [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	6,980		5,068
Charge for the year	768		1,912
Ending balance	7,748	1,833
Ending balance (in Dollars)	7,748
Accumulated depreciation [Member] | Fire system [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	12,212		6,350
Charge for the year	2,931		5,862
Ending balance	15,143	3,583
Ending balance (in Dollars)	15,143
Accumulated depreciation [Member] | Motor vehicle [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	26,100		8,700
Charge for the year	8,700		17,400
Ending balance	34,800	8,235
Ending balance (in Dollars)	34,800
Accumulated depreciation [Member] | Renovation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	12,425
Charge for the year	7,455		12,425
Ending balance	19,880	4,705
Ending balance (in Dollars)	19,880
Carrying values [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	225,316		216,883
Ending balance	243,294	57,575
Ending balance (in Dollars)	243,294
Carrying values [Member] | Computer and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	82,542		111,060
Ending balance	120,374	28,486
Ending balance (in Dollars)	120,374
Carrying values [Member] | Furniture and fittings [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	2,651		4,563
Ending balance	1,883	446
Ending balance (in Dollars)	1,883
Carrying values [Member] | Fire system [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	17,098		22,960
Ending balance	14,167	3,353
Ending balance (in Dollars)	14,167
Carrying values [Member] | Motor vehicle [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	60,900		78,300
Ending balance	52,200	12,353
Ending balance (in Dollars)	52,200
Carrying values [Member] | Renovation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	62,125
Ending balance	54,670	$ 12,937
Ending balance (in Dollars)	RM 54,670